Related parties	9 Months Ended
Sep. 30, 2018
Related parties [Abstract]
Related parties
Note 11. - Related parties

Details of balances with related parties as of September 30, 2018 and December 31, 2017 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2018	2017
	($ in thousands)
Credit receivables (current)	8,256	10,544
Total current receivables with related parties	8,256	10,544

Trade payables (current)	39,007	63,409
Total current payables with related parties	39,007	63,409

Credit payables (non-current)	78,734	141,031
Total non-current payables with related parties	78,734	141,031

Trade payables (current) primarily relate to payables for Operation and Maintenance services. Credit payables (non-current) primarily relate to project companies’ payables with partners accounted for as non-controlling interests in these consolidated financial statements and payables for Operation and Maintenance services. The operation and maintenance services received in some of the Spanish solar assets of the Company include a variable portion payable in the long term. On April 26, 2018, Atlantica Yield plc purchased from Abengoa the long-term operation and maintenance payable accrued for the period up to December 31, 2017, which was recorded for an amount of $57.3 million at the date of repayment. The Company paid $18.3 million for this extinguishment of debt and accounted for the difference of $39.0 million with the carrying amount of the debt as an income in the profit and loss statement.

The transactions carried out by entities included in these consolidated condensed financial statements with related parties not included in the consolidation perimeter of Atlantica, primarily with Abengoa and with subsidiaries of Abengoa, during the nine-month periods ended September 30, 2018 and 2017 have been as follows:

	For the nine-month period ended September 30,
	2018	2017
	($ in thousands)
Services rendered	-	3,495
Services received	(82,506)	(82,012)
Financial income	3,062	36
Financial expenses	(1,042)	(898)

Services received primarily include operation and maintenance services received by some assets.

The figures detailed in the table above do not include the compensation received from Abengoa in lieu of dividends from ACBH for $10.4 million, recorded as financial income in these consolidated condensed interim financial statements for the nine-month period ended September 30, 2017.

In addition, Abengoa maintains a number of obligations under EPC, O&M and other contracts, as well as indemnities covering certain potential risks. Additionally, Abengoa represented that further to the accession to the restructuring agreement, Atlantica Yield would not be a guarantor of any obligation of Abengoa with respect to third parties and agreed to indemnify the Company for any penalty claimed by third parties resulting from any breach in such representations. The Company has contingent assets, which have not been recognized as of September 30, 2018, related to the obligations of Abengoa referred above, which result and amounts will depend on the occurrence of uncertain future events. In particular as of April 26, 2018 Abengoa agreed to pay Atlantica certain amounts subject to conditions which are beyond the control of the Company.

As explained in Note 1, the Company signed a consent in November 2017, which has then been amended during the following months, in relation to the Solana and Mojave projects, which reduced the minimum ownership required by Abengoa in Atlantica Yield to 16%, subject to certain conditions precedent most of which were beyond the control of the Company, including several payments by Abengoa to Solana before December 2017 and May 2018. These payments for a total of $120 million were related to Abengoa’s obligations as EPC contractor in Solana and were used to repay Solana project debt ($95 million) and for a reserve to cover required additional repairs in the plant ($25 million). Additionally, Abengoa has recognized other obligations with Solana for $6.5 million per semester over 8.5 years starting in December 2018. Solana received $42.5 million in December 2017 and $77.5 million in March 2018. The $42.5 million collected in December 2017 and $52.5 million of the amount collected in March 2018 have been used to repay Solana project debt. The aforementioned amounts are based on the EPC Contract guarantee for liquidated damages considering the average production during the first three years of ramp-up period of the plant which is a service-concession arrangement under IFRIC 12 (intangible asset). For the aforementioned amounts, the Company reduced the value of the intangible asset since this amount was a variable consideration. In addition, the amortization of the plant is adjusted accordingly.

The Company entered into a Financial Support Agreement on June 13, 2014 under which Abengoa agreed to maintain any guarantees and letters of credit that have been provided by it on behalf of or for the benefit of Atlantica Yield and its affiliates for a period of five years. As of September 30, 2018, the aforementioned guarantees amounted to $23 million. In the context of that agreement in July 2017, Atlantica replaced guarantees amounting to $112 million previously issued by Abengoa, out of which $55 million were canceled in June 2018.